Liquidity - Additional Information (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	May 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 GBP (£)	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)	Dec. 31, 2021 GBP (£)	Apr. 30, 2023 GBP (£)	Jun. 30, 2022 USD ($)	Apr. 30, 2022 GBP (£)	Jan. 31, 2022 GBP (£)	Jun. 30, 2021 USD ($)
Disclosure Of Financial Instruments [Line Items]
Percentage of fixed debt after the impact of derivative	81					81	77	82		81			77
Percentage of fixed net debt including cash and liquid assets	90					90	85	90		90			85
Percentage of fixed net debt excluding cash and liquid assets in Canada	87					87	81	87		87			81
Term Loans
Disclosure Of Financial Instruments [Line Items]
Repayments of bonds at maturity	£ 180.0
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Target average centrally managed bond maturity						5 years
Average centrally managed debt maturity of bonds						10 years 1 month 6 days	9 years 8 months 12 days	10 years 1 month 6 days
Peak maturity of centrally managed debt maturing in a rolling 12-month period	18.30%					18.30%	16.80%	18.60%		18.30%			16.80%
Borrowing capacity under US commercial paper programme | $													$ 4,000
Borrowing capacity under Euro commercial paper programme							£ 3,000.0
Commercial paper outstanding	£ 727.0					£ 727.0	1,653.0	£ 269.0
Borrowings capacity					£ 5,850.0
Issuance of bond | $				$ 2,500
Repayments of bonds at maturity		$ 419	€ 600
Liquidity Risk | Between March 2022 to March 2023
Disclosure Of Financial Instruments [Line Items]
Revolving credit facility					2,700.0
Liquidity Risk | Until March 2025
Disclosure Of Financial Instruments [Line Items]
Revolving credit facility	3.0					3.0
Liquidity Risk | Between March 2025 to March 2026
Disclosure Of Financial Instruments [Line Items]
Revolving credit facility					2,850.0
Liquidity Risk | Maturing in 2028
Disclosure Of Financial Instruments [Line Items]
Issuance of bond | $				1,000
Liquidity Risk | Maturing in 2032
Disclosure Of Financial Instruments [Line Items]
Issuance of bond | $				900
Liquidity Risk | Maturing in 2052
Disclosure Of Financial Instruments [Line Items]
Issuance of bond | $				$ 600
Liquidity Risk | August 2022
Disclosure Of Financial Instruments [Line Items]
Borrowings	618.0					618.0				$ 750
Liquidity Risk | Three Sixty Four Day Tranches
Disclosure Of Financial Instruments [Line Items]
Revolving credit facility					£ 2,850.0
Period of tranche					364 days
Liquidity Risk | Five-year Tranche
Disclosure Of Financial Instruments [Line Items]
Period of tranche					5 years
Liquidity Risk | Five-year Tranche | Between March 2026 to March 2027
Disclosure Of Financial Instruments [Line Items]
Revolving credit facility					£ 2,500.0
Liquidity Risk | Bilateral Facilities
Disclosure Of Financial Instruments [Line Items]
Bilateral facility withdrawn and outstanding	£ 1,250.0					£ 1,250.0	£ 900.0	500.0
Short term borrowing capacity								£ 500.0	£ 1,375.0		£ 350.0	£ 500.0
Liquidity Risk | Top of Range
Disclosure Of Financial Instruments [Line Items]
Target centrally managed debt maturing in a rolling 12-month period						20.00%